                        ANNUAL REPORT / DECEMBER 31 1999

                            AIM SMALL CAP GROWTH FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]


                      -------------------------------------

                            REALITY BY G.G. KOPILAK

       REALITY IS OFTEN NOT WHAT IS SEEN WITH THE EYES, BUT RATHER WHAT IS

      PERCEIVED WITH THE SPIRIT. AIM SMALL CAP GROWTH FUND SEEKS TO OWN THE

      STOCKS OF SMALL COMPANIES THAT WE BELIEVE WILL FLOURISH IN THE MONTHS

                   AND YEARS AHEAD, LIKE ROSES ABOUT TO BLOOM.

                      -------------------------------------

AIM Small Cap Growth Fund is for shareholders who seek long-term growth of capital. The fund invests in small companies with the potential for above-average earnings growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Small Cap Growth Fund's performance figures are historical, and they reflect changes in net asset value and reinvestment of distributions.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B, and Class C and Advisor Class shares will differ from that of Class A shares due to differences in sales charge structure and class expenses.
o Because Class C shares have been offered for less than one year (since 5/3/99), all total return figures for Class C Shares reflect a cumulative total return that has not been annualized.
o   The fund was closed to new investors on 11/8/99.
o Advisor Class shares were converted to Class A shares on 2/11/2000. Advisor Class shares are no longer offered for sale or exchange.
o The fund participates in the initial public offering ("IPO") market, and a significant portion of the fund's returns is attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.
o Investing in smaller companies may involve greater risk and potential reward than investing in more established companies.
o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Small Cap Funds Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Russell 2000 Index is generally considered representative of the performance of stocks of small-capitalization companies.
o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged National Association of Securities Dealers Automated Quotation System (Nasdaq) Composite Index is a group of more than 5,000 over-the-counter generally considered representative of the small and medium-sized company universe.
o The unmanaged Standard & Poor's Composite Index of 500 stocks (S&P 500) is considered to be representative of the stock market in general.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                            AIM SMALL CAP GROWTH FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    The fiscal year discussed in this report has reconfirmed our
   [PHOTO OF        faith in two long-established principles of investing:
   Charles T.       portfolio diversification and long-term thinking. We could
     Bauer,         title this report "What a Difference a Year Makes."
  Chairman of           An investor surveying conditions when the fiscal year
  the Board of      opened on January 1, 1999, would have seen a market
    THE FUND        dominated by large-capitalization stocks and high-quality
 APPEARS HERE]      bonds, especially U.S. Treasuries. During 1998, two
                    well-known indexes of large-capitalization U.S. companies, the S&P 500 and the Dow Jones Industrial Average, were up
                    28.60% and 18.15%, respectively. By contrast, smaller-company stocks in the Russell 2000 had lost 2.55%.
                    Overseas, many markets were languishing, especially in Asia, where so many financial difficulties had originated in 1997.
                        In bond markets as well, name-brand quality was the
                    place to be. The Lehman Government/Corporate Bond Index,
which follows sovereign issues and investment-grade debt, was up 9.47%, while the Lehman High Yield Index, which tracks riskier "junk bonds," had risen only 1.60%.
    It would be easy for an investor to conclude that blue-chip issues, whether equity or fixed-income, were the place to be, that it was time to divest himself of everything else and put all his eggs in the blue-chip basket. The investor, of course, would be wrong.

MARKETS TURN
While large-capitalization stocks continued to do very well, during 1999 markets broadened dramatically with many investment sectors performing a complete turnaround. For example, the small-cap stocks in the Russell 2000 were up 21.26% for calendar year 1999, and many Asian markets, particularly Japan, had staged a comeback.
    The same holds true of bonds. The higher-quality Lehman index was down 2.15% during 1999 while the Lehman High Yield index was up 2.39%.
    The point, at the risk of sounding repetitive to those of you who have invested with us for a long time, is that this is why diversification is a fundamental investing principle. Market sectors and asset classes go in and out of favor, but over the long run--and the long run is several years--the markets' overall trend has been upward. Selecting an asset class or a market sector on the basis of a short-term snapshot of conditions is usually unwise, as is concentrating your portfolio in one asset class. Staying fully invested in a diversified portfolio remains a compelling strategy and one of your best prospects for long-term gain. We also continue to remind you that the past few years have seen extraordinary gains in some markets, and there is no assurance that this trend will continue.

LOOKING AHEAD
As we look about at the close of this fiscal year, we are encouraged by multiple signs of economic health in Europe and Asia, not to mention the prolonged U.S. economic expansion. However, we are aware of how easily an investor could have been misled by conditions just 12 months ago. For our shareholders, we therefore reiterate our commitment to investing through a financial advisor. In addition to helping you select investments appropriate to your time horizon and risk tolerance, a financial advisor can keep you informed about how changing market conditions affect you and your portfolio--and help ensure that when you do alter your investments, there's a logical reason for doing so. AIM believes every investor should be guided by a financial professional.

FUND MANAGERS COMMENT
In the pages that follow, your fund's portfolio managers discuss how they managed your fund during the year ended December 31, how the markets behaved and what they foresee for the near future. We trust you will find their discussion informative. If you have any questions or comments, we invite you to contact us, either at our Web site, aimfunds.com, or through our Client Services department at 800-959-4246. Information about your account is also available through our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman A I M Advisors, Inc.




                     -------------------------------------

                                 STAYING FULLY

                           INVESTED IN A DIVERSIFIED

                               PORTFOLIO REMAINS

                             A COMPELLING STRATEGY

                                 AND ONE OF YOUR

                               BEST PROSPECTS FOR

                                LONG-TERM GAIN.

                     -------------------------------------


                            AIM SMALL CAP GROWTH FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


FUND RECORDS OUTSTANDING RETURNS
AS SMALL-CAP STOCKS REBOUND

1999 WITNESSED A STRONG RESURGENCE IN SMALL-AND MICRO-CAP STOCKS. HOW DID AIM SMALL CAP GROWTH FUND PERFORM?
The fund's performance was excellent. Excluding sales charges, total returns were 90.64%, 89.40% and 91.32% for Class A, Class B and Advisor Class shares, respectively, for the year ended December 31, 1999. The fund significantly outperformed its benchmark, the Russell 2000 Index, and its peer group, the Lipper Small Cap Funds Index, which posted gains of 21.26% and 41.54%, respectively, for the same period.
    Class C shares, which began sales on May 3, 1999, posted a cumulative total return of 65.56%. During the fiscal year, the fund's net assets soared from $52 million to $716 million. The fund was closed to new investors on November 8, 1999.

CAN YOU DESCRIBE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?
If the 1998 market witnessed a flight to quality, the 1999 market saw a stampede to growth. The bull market in technology stocks sent major indexes to new heights in 1999, but not all stocks benefited from this trend. While the S&P 500, the Dow and the Nasdaq soared to new levels, many stocks suffered down or flat years. Among the S&P 500 stocks, 256 declined, 241 rose and three were unchanged.
    The best-performing stocks were those with the most perceived growth potential: technology, telecommunications and broadcasting stocks. Computers, e-commerce and the Internet are changing the way the world conducts business and communicates, and investors sought to capitalize on this revolution. Technology stocks dominated the market, with the technology sector of the S&P 500 returning 75.21% in 1999.
    Stocks endured a volatile year. Investors were concerned about interest rates throughout 1999. In three separate moves, the Federal Reserve Board (the
Fed) raised the key federal funds rate from 4.75% to 5.50%. In December, a Fed decision to leave rates unchanged sparked a market rally.
    Large-, mid- and small-cap stock indexes all posted impressive gains for the year. Indeed, the benchmark Russell 2000 Index ended the fiscal year at a record level. Value stocks, which rallied earlier in the year, recorded more modest gains for the year as investors focused on growth stocks.

WHAT WAS BEHIND THE STRONG PERFORMANCE OF SMALL- AND MICRO-CAP STOCKS?
The underperformance of small- and micro-cap stocks in recent years left them favorably priced in comparison to large-cap stocks. That made smaller-company issues more attractive to investors. Additionally, smaller companies are experiencing more dramatic earnings growth than large firms. Unlike many large, multinational corporations, smaller companies conduct most of their business in the United States, where economic growth has been robust. Consequently, the profits of smaller firms are usually less affected by economic downturns abroad.

WHY WAS THE FUND'S PERFORMANCE SO STRONG?
The fund's heavy weighting in technology stocks allowed it to take advantage of the strong rally in that sector. During 1999, we increased the fund's technology holdings from 29% to 41% of the portfolio. Simultaneously, we reduced the consumer-cyclical weighting from 27% to about 9% of the fund's holdings.
    Please keep in mind, our sector weightings were the result of our stock-selection process, which is based on company earnings and not macro-economic predictions. We are finding more companies with excellent growth prospects in the technology sector.
    The fund participates in the initial public offering ("IPO") market, and a significant portion of the fund's returns is attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will

FUND VS. PEER GROUP

One-year average annual returns
As of 12/31/99, excluding sales charges
================================================================================
[Bar Chart]

Class A                                   90.64%

Class B                                   89.40%

Advisor Class                             91.32%

Russell 2000 Index                        21.26%

Lipper Small Cap Funds                    41.54%
================================================================================

GROWTH OF NET ASSETS

In millions
================================================================================
[Bar Chart]

12/31/98                                $ 52

12/31/99                                $716
================================================================================

          See important fund and index disclosures inside front cover.

                            AIM SMALL CAP GROWTH FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


continue to experience substantially similar performance by investing in IPOs.

HOW WAS THE FUND POSITIONED?
At the end of the fiscal year, the fund had 237 holdings. Small- and micro-cap stocks made up the majority of the fund's equity holdings. Micro-cap stocks are defined as the stocks of companies that comprise the bottom 20% in market capitalization while small-cap stocks comprise the next 30%, according to Ibbotson Associates.

WHAT TECHNOLOGY STOCKS DID YOU LIKE?
Emulex, the fund's top holding, designs computer network products; Ortel makes laser and fiber-optic devices that transmit cable television channels; and Art Technology Group provides software that enables companies to construct Web sites for the delivery of targeted information, advertising and e-mail.
    Other technology stocks in the portfolio included C-COR.net, which manufactures network distribution products, mainly for cable-television operators; Optical Coating Laboratory, which provides optical thin-film-coated components to control and enhance light in photocopiers and computer monitors; and Three-Five Systems, which provides liquid crystal displays and light-emitting diodes used in medical equipment, televisions and other products.
    We remain optimistic about the growth prospects for tech companies. Technology is assuming an increasingly important position in the U.S. and world economies. Just recently, adjustments were made to the Dow to reflect this development.

WHAT OTHER STOCKS HAVE PERFORMED WELL FOR THE FUND?
Radio One operates more than 24 radio stations, featuring rap, hip-hop and other urban music genres, in several major U.S. cities. Tweeter Home Entertainment sells audio and video equipment including televisions, camcorders and other products.

WHAT IS YOUR OUTLOOK?
The last few years' unprecedented economic expansion has helped push stock-market indexes to record heights. Over the near term, we expect healthy economic growth to continue. While such a trend would seemingly bode well for stocks, it could contribute to volatility in the market, especially if the Fed deems that the economy is growing too rapidly. On February 2, after the close of the fiscal year, the Fed raised the federal funds rate to 5.75%. Although by no means a certainty, it appears that the Fed is poised to raise interest rates again in the months ahead to slow economic growth and forestall inflation. Uncertainty about the Fed's direction could have an unsettling effect on the stock market.
   However, we remain optimistic about the long-term prospects for small- and micro-cap stocks because of their attractive prices and the encouraging earnings-growth projections for many smaller companies.

PORTFOLIO COMPOSITION

As of 12/31/99, based on total net assets

====================================================================================================================
TOP 10 EQUITY HOLDINGS                                    TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------------
  1. Emulex Corp.                       1.57%               1. Computers (Software & Services)                16.88%

  2. Ortel Corp.                        1.51                2. Communications Equipment                        6.76

  3. Art Technology Group, Inc.         1.48                3. Electrical Equipment                            5.36

  4. C-COR.net Corp.                    1.07                4. Electronics (Semiconductors)                    3.83

  5. Optical Coating Laboratory, Inc.   1.03                5. Computers (Peripherals)                         3.65

  6. Three-Five Systems, Inc.           0.95                6. Services (Commercial & Consumer)                2.96

  7. Polycom, Inc.                      0.93                7. Oil & Gas (Drilling & Equipment)                2.90

  8. Sawtek, Inc.                       0.93                8. Health Care (Drugs-Generic & Other)             2.50

  9. Asyst Technologies, Inc.           0.92                9. Electronics (Instrumentation)                   2.45

 10. Radio One, Inc.                    0.90               10. Computers (Networking)                          2.27

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================


          See important fund and index disclosures inside front cover.

                            AIM SMALL CAP GROWTH FUND

[ART WORK HERE]

                       ANNUAL REPORT / PERFORMANCE HISTORY

YOUR FUND'S LONG-TERM PERFORMANCE

[MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
AIM SMALL CAP GROWTH FUND VS. BENCHMARK INDEX

10/18/95-12/31/99

In thousands
================================================================================
        AIM Advisor Class     AIM Class A     AIM Class B     Russell 2000 Index
--------------------------------------------------------------------------------
10/95           9750              9750            9750             10000
12/95           9752             10306           10332             10695
 6/96          11512             12135           12213             11803
12/96          11098             11661           11801             12459
 6/97          11249             11783           11979             13730
12/97          12899             13465           13763             15245
 6/98          15276             15888           16307             15996
12/98          15886             16457           16981             14587
 6/99          21007             21699           22497             16236
12/99          30285             30970           32490             18015

Past performance cannot guarantee comparable future results.

Source: Lipper, Inc.
================================================================================

ABOUT THIS CHART
The chart compares the performance of your fund's Class A, Class B and Advisor Class shares to a benchmark index over the period 10/18/95-12/31/99. (The data for the index are for the period 10/31/95- 12/31/99.) It is important to understand the difference between your fund and an index. Your fund's total return is shown with a sales charge and it includes expenses and management fees. An index measures the performance of a hypothetical portfolio. Market indexes are not managed, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/99, including sales charges

================================================================================
CLASS A SHARES

Inception  (10/18/95)                   30.17%

  1 year                                80.17*

*90.64%, excluding sales charges

CLASS B SHARES

Inception  (10/18/95)                   30.86%

  1 year                                84.40*

*89.40%, excluding CDSC

CLASS C SHARES

Inception (5/3/99)                      64.56%*

*65.56, excluding CDSC

Advisor Class Shares

Inception (10/18/95)                    32.36%

  1 year                                91.32
================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class A shares will differ from that of its Class B, Class C and Advisor Class shares due to differing fees and expenses. For fund performance calculations and descriptions of the index cited on this page, please see the inside front cover.
    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.


                           AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                                                     MARKET
                                      SHARES         VALUE

COMMON STOCKS & OTHER EQUITY
  INTERESTS-87.26%

AEROSPACE/DEFENSE-0.22%

Primex Technologies, Inc.                75,000   $  1,556,250
--------------------------------------------------------------

AIRLINES-0.28%

Frontier Airlines, Inc.(a)              125,000      1,421,875
--------------------------------------------------------------
Mesaba Holdings, Inc.(a)                 50,000        571,875
--------------------------------------------------------------
                                                     1,993,750
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.11%

Tower Automotive, Inc.(a)                50,000        771,875
--------------------------------------------------------------

BANKS (REGIONAL)-1.02%

Bank of the Ozarks, Inc.                 30,000        585,000
--------------------------------------------------------------
Columbia Bancorp                         30,000        213,750
--------------------------------------------------------------
Prosperity Bancshares, Inc.              40,000        640,000
--------------------------------------------------------------
Silicon Valley Bancshares(a)             60,000      2,970,000
--------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)    100,250      1,986,203
--------------------------------------------------------------
Whitney Holding Corp.                    25,000        926,562
--------------------------------------------------------------
                                                     7,321,515
--------------------------------------------------------------

BIOTECHNOLOGY-0.89%

Caliper Technologies Corp.(a)            95,400      6,367,950
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.57%

Cox Radio, Inc.-Class A(a)               15,000      1,496,250
--------------------------------------------------------------
Entercom Communications Corp.(a)         50,000      3,300,000
--------------------------------------------------------------
Radio One, Inc.(a)                       70,000      6,440,000
--------------------------------------------------------------
                                                    11,236,250
--------------------------------------------------------------

BUILDING MATERIALS-0.15%

Simpson Manufacturing Co., Inc.(a)       25,000      1,093,750
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-1.51%

Cambrex Corp.                            40,000      1,377,500
--------------------------------------------------------------
OM Group, Inc.                           60,000      2,066,250
--------------------------------------------------------------
Optical Coating Laboratory, Inc.         25,000      7,400,000
--------------------------------------------------------------
                                                    10,843,750
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.76%

Aether Systems, Inc.(a)                  35,000      2,506,875
--------------------------------------------------------------
Aspect Communications Corp.(a)          100,000      3,912,500
--------------------------------------------------------------
Copper Mountain Networks, Inc.(a)        10,000        487,500
--------------------------------------------------------------
Davox Corp.(a)                          140,000      2,747,500
--------------------------------------------------------------
Digital Lightwave, Inc.(a)               90,000      5,760,000
--------------------------------------------------------------
Finisar Corp.(a)                         34,900      3,136,637
--------------------------------------------------------------
Harmonic, Inc.(a)                        40,000      3,797,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

COMMUNICATIONS EQUIPMENT-(CONTINUED)

Ortel Corp.(a)                           90,000   $ 10,800,000
--------------------------------------------------------------
Paradyne Networks, Inc.(a)               15,000        408,750
--------------------------------------------------------------
Polycom, Inc.(a)                        105,000      6,687,187
--------------------------------------------------------------
Proxim, Inc.(a)                          50,000      5,500,000
--------------------------------------------------------------
Tut Systems, Inc.(a)                     50,000      2,681,250
--------------------------------------------------------------
                                                    48,425,699
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.39%

Visual Networks, Inc.(a)                 35,000      2,773,750
--------------------------------------------------------------

COMPUTERS (NETWORKING)-2.27%

Computer Network Technology Corp.(a)     75,000      1,720,312
--------------------------------------------------------------
Emulex Corp.(a)                         100,000     11,250,000
--------------------------------------------------------------
Gadzoox Networks, Inc.(a)                75,000      3,267,187
--------------------------------------------------------------
                                                    16,237,499
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-3.65%

Actel Corp.(a)                          140,000      3,360,000
--------------------------------------------------------------
Cybex Computer Products Corp.(a)         65,000      2,632,500
--------------------------------------------------------------
Key Tronic Corp.(a)                     200,000        750,000
--------------------------------------------------------------
Media 100 Inc.(a)                       150,000      3,965,625
--------------------------------------------------------------
SanDisk Corp.(a)                         60,000      5,775,000
--------------------------------------------------------------
Silicon Storage Technology, Inc.(a)     125,000      5,156,250
--------------------------------------------------------------
SmartDisk Corp.(a)                       23,700        776,175
--------------------------------------------------------------
Xircom, Inc.(a)                          50,000      3,750,000
--------------------------------------------------------------
                                                    26,165,550
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-16.88%

Active Voice Corp.(a)                   100,000      2,906,250
--------------------------------------------------------------
Activision, Inc.(a)                     115,000      1,760,937
--------------------------------------------------------------
Allaire Corp.(a)                         30,000      4,350,000
--------------------------------------------------------------
Allscripts, Inc.(a)                      30,000      1,320,000
--------------------------------------------------------------
Alteon Websystems, Inc.(a)               20,000      1,755,000
--------------------------------------------------------------
Art Technology Group, Inc.(a)            82,900     10,621,562
--------------------------------------------------------------
Banyan Systems Inc.(a)                   75,000      1,500,000
--------------------------------------------------------------
Best Software, Inc.(a)                   85,000      2,507,500
--------------------------------------------------------------
Brio Technology, Inc.(a)                 40,000      1,680,000
--------------------------------------------------------------
BSQUARE Corp.(a)                         30,500      1,279,094
--------------------------------------------------------------
Business Objects S.A.-ADR
  (France)(a)                            35,000      4,676,875
--------------------------------------------------------------
CacheFlow Inc.(a)                        19,000      2,483,062
--------------------------------------------------------------
Concord Communications, Inc.(a)          30,000      1,331,250
--------------------------------------------------------------
Documentum, Inc.(a)                      50,000      2,993,750
--------------------------------------------------------------
Entrust Technologies, Inc.               90,000      5,394,375
--------------------------------------------------------------
Great Plains Software, Inc.(a)           30,000      2,242,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

InfoCure Corp.(a)                        75,000   $  2,339,062
--------------------------------------------------------------
Integrated Measurement Systems, Inc.(a) 125,000      1,765,625
--------------------------------------------------------------
ISS Group, Inc.(a)                       35,000      2,489,375
--------------------------------------------------------------
Kronos, Inc.(a)                          40,000      2,400,000
--------------------------------------------------------------
Macromedia, Inc.(a)                      10,000        731,250
--------------------------------------------------------------
Mediaplex, Inc.(a)                      100,000      6,275,000
--------------------------------------------------------------
Micromuse, Inc.(a)                       10,000      1,700,000
--------------------------------------------------------------
MTI Technology Corp.(a)                  75,000      2,765,625
--------------------------------------------------------------
Natural MicroSystems Corp.(a)           100,000      4,681,250
--------------------------------------------------------------
NEON Systems, Inc.(a)                    60,000      2,355,000
--------------------------------------------------------------
Netegrity, Inc.(a)                       50,000      2,846,875
--------------------------------------------------------------
nFront, Inc.(a)                          50,000      1,000,000
--------------------------------------------------------------
Open TV Corp.(a)                         70,000      5,617,500
--------------------------------------------------------------
pcOrder.com, Inc.(a)                     40,000      2,040,000
--------------------------------------------------------------
QRS Corp.(a)                             30,000      3,150,000
--------------------------------------------------------------
Radiant Systems, Inc.(a)                155,000      6,229,062
--------------------------------------------------------------
RadiSys Corp.(a)                         75,000      3,825,000
--------------------------------------------------------------
Rare Medium Group, Inc.(a)              150,000      5,118,750
--------------------------------------------------------------
ScanSource, Inc.(a)                      85,000      3,447,812
--------------------------------------------------------------
Scientific Learning Corp.(a)             23,100        843,150
--------------------------------------------------------------
Spyglass, Inc.(a)                        35,000      1,327,266
--------------------------------------------------------------
Talk City, Inc.(a)                      150,000      3,918,750
--------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                        85,000      2,380,000
--------------------------------------------------------------
TSI International Software Ltd.(a)       25,000      1,415,625
--------------------------------------------------------------
Xpedior Inc.(a)                          49,000      1,408,750
--------------------------------------------------------------
                                                   120,872,882
--------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.19%

Fossil, Inc.(a)                          60,000      1,387,500
--------------------------------------------------------------

CONSUMER FINANCE-0.24%

AmeriCredit Corp.(a)                     30,000        555,000
--------------------------------------------------------------
Federal Agricultural Mortgage
  Corp.-Class C(a)                       57,000      1,150,687
--------------------------------------------------------------
                                                     1,705,687
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.32%

Accredo Health, Inc.(a)                  75,000      2,306,250
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-5.36%

Cree Research, Inc.(a)                   70,000      5,976,250
--------------------------------------------------------------
Crossroads Systems, Inc.(a)              15,000      1,267,500
--------------------------------------------------------------
Helix Technology Corp.                   80,000      3,585,000
--------------------------------------------------------------
Kemet Corp.(a)                           85,000      3,830,312
--------------------------------------------------------------
LaserSight, Inc.(a)                      75,000        750,000
--------------------------------------------------------------
Optimal Robotics Corp.(a)                85,000      3,166,250
--------------------------------------------------------------
Pinnacle Systems, Inc.(a)               100,000      4,068,750
--------------------------------------------------------------
Rayovac Corp.(a)                         45,000        849,375
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

ELECTRICAL EQUIPMENT-(CONTINUED)

Sawtek, Inc.(a)                         100,000   $  6,656,250
--------------------------------------------------------------
Three-Five Systems, Inc.(a)             166,666      6,833,306
--------------------------------------------------------------
Veeco Instruments Inc.(a)                30,000      1,404,375
--------------------------------------------------------------
                                                    38,387,368
--------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-2.19%

C-COR.net Corp.(a)                      100,000      7,662,500
--------------------------------------------------------------
Kent Electronics Corp.(a)                70,000      1,592,500
--------------------------------------------------------------
Power-One, Inc.(a)                      140,000      6,413,750
--------------------------------------------------------------
                                                    15,668,750
--------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.71%

Aeroflex, Inc.(a)                       100,000      1,037,500
--------------------------------------------------------------
Anaren Microwave, Inc.(a)                75,000      4,059,375
--------------------------------------------------------------
                                                     5,096,875
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-2.45%

Alpha Industries, Inc.(a)                80,000      4,585,000
--------------------------------------------------------------
Methode Electronics, Inc.-Class A       100,000      3,212,500
--------------------------------------------------------------
Photon Dynamics, Inc.(a)                 65,000      2,518,750
--------------------------------------------------------------
Tektronix, Inc.                          65,000      2,526,875
--------------------------------------------------------------
Varian Inc.(a)                          210,000      4,725,000
--------------------------------------------------------------
                                                    17,568,125
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.83%

ANADIGICS, Inc.(a)                      100,000      4,718,750
--------------------------------------------------------------
Applied Micro Circuits Corp.(a)          20,000      2,545,000
--------------------------------------------------------------
Elantec Semiconductor, Inc.(a)          150,000      4,950,000
--------------------------------------------------------------
GlobeSpan, Inc.(a)                       50,000      3,256,250
--------------------------------------------------------------
MIPS Technologies, Inc.(a)               50,000      2,600,000
--------------------------------------------------------------
PLX Technology, Inc.(a)                  40,000        757,500
--------------------------------------------------------------
S3, Inc.(a)                              75,000        867,187
--------------------------------------------------------------
TranSwitch Corp.(a)                      30,050      2,180,503
--------------------------------------------------------------
Zoran Corp.(a)                          100,000      5,575,000
--------------------------------------------------------------
                                                    27,450,190
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-2.20%

Advanced Energy Industries, Inc.(a)      50,000      2,462,500
--------------------------------------------------------------
Asyst Technologies, Inc.(a)             100,000      6,556,250
--------------------------------------------------------------
Brooks Automation, Inc.(a)               75,000      2,442,188
--------------------------------------------------------------
Credence Systems Corp.(a)                25,000      2,162,500
--------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)      50,000      2,128,125
--------------------------------------------------------------
                                                    15,751,563
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.18%

Advanta Corp.-Class B                    90,000      1,265,625
--------------------------------------------------------------
FOODS-0.70%
Ben & Jerry's Homemade, Inc.-Class
  A(a)                                   45,000      1,119,375
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

FOODS-(CONTINUED)

Hain Food Group, Inc. (The)(a)           75,000   $  1,678,125
--------------------------------------------------------------
Horizon Organic Holding Corp.(a)        100,000        750,000
--------------------------------------------------------------
United Natural Foods, Inc.(a)           120,000      1,440,000
--------------------------------------------------------------
                                                     4,987,500
--------------------------------------------------------------

FOOTWEAR-0.15%

Saucony, Inc.(a)                         75,000      1,106,250
--------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.71%

Hollywood Park, Inc.(a)                 150,000      3,365,625
--------------------------------------------------------------
Station Casinos, Inc.(a)                 75,000      1,682,813
--------------------------------------------------------------
                                                     5,048,438
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.50%

Anesta Corp.(a)                         215,000      3,695,313
--------------------------------------------------------------
Barr Laboratories, Inc.(a)               11,800        370,225
--------------------------------------------------------------
Jones Pharma, Inc.                       28,200      1,224,938
--------------------------------------------------------------
Maxygen Inc.(a)                          50,000      3,550,000
--------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                   75,000      3,192,188
--------------------------------------------------------------
Metricom, Inc.(a)                        50,000      3,931,250
--------------------------------------------------------------
Penwest Pharmaceuticals Co.(a)          125,000      1,906,250
--------------------------------------------------------------
                                                    17,870,164
--------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.82%

LifePoint Hospitals, Inc.(a)            275,000      3,248,438
--------------------------------------------------------------
Triad Hospitals Holdings Inc.(a)        175,000      2,646,875
--------------------------------------------------------------
                                                     5,895,313
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.67%

Biosite Diagnostics, Inc.(a)            100,000      1,600,000
--------------------------------------------------------------
EndoSonics Corp.(a)                     300,000      1,350,000
--------------------------------------------------------------
Mentor Corp.                             65,000      1,677,813
--------------------------------------------------------------
PolyMedica Corp.(a)                      90,000      2,081,250
--------------------------------------------------------------
ResMed, Inc.(a)                          35,000      1,461,250
--------------------------------------------------------------
Zoll Medical Corp.(a)                   100,000      3,818,750
--------------------------------------------------------------
                                                    11,989,063
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-1.76%

Advance Paradigm, Inc.(a)                40,000        862,500
--------------------------------------------------------------
Capital Senior Living Corp.(a)          150,000        759,375
--------------------------------------------------------------
CareInsite, Inc.(a)                      35,000      2,817,500
--------------------------------------------------------------
Hooper Holmes, Inc.                      24,400        628,300
--------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                50,000        596,875
--------------------------------------------------------------
Priority Healthcare Corp.(a)             50,000      1,446,875
--------------------------------------------------------------
Techne Corp.(a)                         100,000      5,506,250
--------------------------------------------------------------
                                                    12,617,675
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.05%

Annuity and Life Reassurance, Ltd.
  (Bermuda)                              13,000        339,625
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

INSURANCE
  (PROPERTY-CASUALTY)-0.14%

Medical Assurance, Inc.                  48,350   $  1,024,416
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.35%

Charles River Associates, Inc.(a)        75,000      2,512,500
--------------------------------------------------------------

IRON & STEEL-0.21%

Gibraltar Steel Corp.                    65,000      1,519,375
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-2.16%

JAKKS Pacific, Inc.(a)                   90,000      1,681,875
--------------------------------------------------------------
Meade Instruments Corp.(a)              120,000      3,420,000
--------------------------------------------------------------
Monaco Coach Corp.(a)                    75,000      1,917,188
--------------------------------------------------------------
National R.V. Holdings, Inc.(a)          85,000      1,636,250
--------------------------------------------------------------
THQ Inc.(a)                              97,500      2,260,781
--------------------------------------------------------------
Zomax Optical Media, Inc.(a)            100,000      4,525,000
--------------------------------------------------------------
                                                    15,441,094
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.29%

Terex Corp.(a)                           75,000      2,081,250
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.14%

Kopin Corp.(a)                          140,000      5,880,000
--------------------------------------------------------------
Spartech Corp.                           70,000      2,257,500
--------------------------------------------------------------
                                                     8,137,500
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.91%

Applied Science and Technology,
  Inc.(a)                               125,000      4,154,297
--------------------------------------------------------------
Dril-Quip, Inc.(a)                       40,000      1,215,000
--------------------------------------------------------------
Summa Industries(a)                     100,000      1,156,250
--------------------------------------------------------------
                                                     6,525,547
--------------------------------------------------------------

METAL FABRICATORS-0.27%

Shaw Group, Inc.(a)                      75,000      1,898,438
--------------------------------------------------------------

NATURAL GAS-0.25%

Kinder Morgan, Inc.                      90,000      1,816,875
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.32%

Miami Computer Supply Corp.(a)(b)        60,800      2,257,200
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-2.90%

Cal Dive International, Inc.(a)          50,000      1,656,250
--------------------------------------------------------------
CARBO Ceramics, Inc.                     55,000      1,203,125
--------------------------------------------------------------
Core Laboratories N.V.
  (Netherlands)(a)                       60,000      1,203,750
--------------------------------------------------------------
Gulfmark Offshore, Inc.(a)               50,000        731,250
--------------------------------------------------------------
Hanover Compressor Co.(a)                50,000      1,887,500
--------------------------------------------------------------
Key Energy Group, Inc.(a)               250,000      1,296,875
--------------------------------------------------------------
Marine Drilling Companies, Inc.(a)      150,000      3,365,625
--------------------------------------------------------------
Maverick Tube Corp.(a)                  100,000      2,468,750
--------------------------------------------------------------
Pride International, Inc.(a)            200,000      2,925,000
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

UTI Energy Corp.(a)                     175,000   $  4,035,938
--------------------------------------------------------------
                                                    20,774,063
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.21%

Cabot Oil & Gas Corp.-Class A            55,000        883,438
--------------------------------------------------------------
Evergreen Resources, Inc.(a)             95,000      1,876,250
--------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.(a)      110,000      1,993,750
--------------------------------------------------------------
Newfield Exploration Co.(a)             125,000      3,343,750
--------------------------------------------------------------
Stone Energy Corp.(a)                    15,000        534,375
--------------------------------------------------------------
                                                     8,631,563
--------------------------------------------------------------

PERSONAL CARE-0.07%

Steiner Leisure Ltd.(a)                  28,400        473,925
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-0.03%

Correctional Properties Trust            20,000        245,000
--------------------------------------------------------------

RESTAURANTS-1.72%

P.F. Chang's China Bistro, Inc.(a)      125,000      3,109,375
--------------------------------------------------------------
PJ America, Inc.(a)                     100,000      1,550,000
--------------------------------------------------------------
Rare Hospitality International,
  Inc.(a)                               110,000      2,380,469
--------------------------------------------------------------
Rubio's Restaurants, Inc.(a)            125,000      1,000,000
--------------------------------------------------------------
Sonic Corp.(a)                          115,000      3,277,500
--------------------------------------------------------------
Taco Cabana-Class A(a)                  125,000      1,015,625
--------------------------------------------------------------
                                                    12,332,969
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.31%

Tweeter Home Entertainment Group,
  Inc.(a)                               170,000      6,035,000
--------------------------------------------------------------
Ultimate Electronics, Inc.(a)           135,000      3,341,250
--------------------------------------------------------------
                                                     9,376,250
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.24%

99 Cents Only Stores(a)                  45,000      1,721,250
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.26%

Wild Oats Markets, Inc.(a)               82,500      1,830,469
--------------------------------------------------------------

RETAIL (SPECIALTY)-1.45%

BOWLIN Outdoor Advertising &
  Travel Centers Inc.(a)                 50,000        262,500
--------------------------------------------------------------
Coldwater Creek, Inc.(a)                100,000      2,050,000
--------------------------------------------------------------
CSK Auto Corp.(a)                        80,000      1,400,000
--------------------------------------------------------------
Hollywood Entertainment Corp.(a)        220,000      3,190,000
--------------------------------------------------------------
Rent-Way, Inc.(a)                        65,000      1,214,688
--------------------------------------------------------------
Sunglass Hut International, Inc.(a)     200,000      2,250,000
--------------------------------------------------------------
                                                    10,367,188
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-2.20%

Braun's Fashions Corp.(a)               127,500      2,677,500
--------------------------------------------------------------
Chico's Fas, Inc.(a)                     70,000      2,633,750
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

Children's Place Retail Stores,
  Inc. (The)(a)                          90,000   $  1,479,375
--------------------------------------------------------------
Deb Shops, Inc.                         112,500      2,081,250
--------------------------------------------------------------
Factory 2-U Stores, Inc.(a)              75,000      2,128,125
--------------------------------------------------------------
Too Inc.(a)                             275,000      4,743,750
--------------------------------------------------------------
                                                    15,743,750
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.23%

Bay View Capital Corp.                   70,000        993,125
--------------------------------------------------------------
Queens County Bancorp, Inc.              25,000        678,125
--------------------------------------------------------------
                                                     1,671,250
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.24%

Lamar Advertising Co.(a)                  8,600        520,838
--------------------------------------------------------------
Professional Detailing, Inc.(a)          40,000      1,197,500
--------------------------------------------------------------
                                                     1,718,338
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.96%

Avis Rent A Car, Inc.(a)                100,000      2,556,250
--------------------------------------------------------------
Cerner Corp.(a)                          30,000        590,625
--------------------------------------------------------------
Championship Auto Racing Teams, Inc.(a)  70,000      1,610,000
--------------------------------------------------------------
Copart, Inc.(a)                          80,000      3,480,000
--------------------------------------------------------------
F.Y.I., Inc.(a)                          80,000      2,720,000
--------------------------------------------------------------
Iron Mountain Inc.(a)                    59,150      2,325,334
--------------------------------------------------------------
Provant, Inc.(a)                        150,000      3,787,500
--------------------------------------------------------------
Vialink Co. (The)(a)                    100,000      3,637,500
--------------------------------------------------------------
Wilmar Industries, Inc.(a)               30,000        521,250
--------------------------------------------------------------
                                                    21,228,459
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.25%

Brocade Communications Systems,
  Inc.(a)                                30,000      5,310,000
--------------------------------------------------------------
Insight Enterprises, Inc.(a)             89,875      3,651,172
--------------------------------------------------------------
                                                     8,961,172
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.44%

CheckFree Holdings Corp.(a)              20,000      2,090,000
--------------------------------------------------------------
Mecon, Inc.(a)                          100,000      1,081,250
--------------------------------------------------------------
                                                     3,171,250
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.56%

AirGate PCS Inc.(a)                      50,000      2,637,500
--------------------------------------------------------------
Phone.com, Inc.(a)                       18,000      2,086,875
--------------------------------------------------------------
Powerwave Technologies, Inc.(a)         110,000      6,421,250
--------------------------------------------------------------
                                                    11,145,625
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.67%

Primus Telecommunications Group,
  Inc.(a)                               125,000      4,781,250
--------------------------------------------------------------

TEXTILES (APPAREL)-0.31%

Cutter & Buck, Inc.(a)                   45,000        680,625
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

TEXTILES (APPAREL)-(CONTINUED)

Quicksilver, Inc.(a)                    100,000   $  1,550,000
--------------------------------------------------------------
                                                     2,230,625
--------------------------------------------------------------

TRUCKS & PARTS-0.44%

Mobile Mini, Inc.(a)                    145,000      3,117,500
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $392,751,939)                                624,838,522
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT

U.S. TREASURY SECURITIES-0.09%

U.S. TREASURY BILLS-0.09%(C)

  5.37%, 03/23/00 (Cost $632,318)   $   640,000(d)      632,896
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

MONEY MARKET FUNDS-11.68%

STIC Liquid Assets Portfolio(e)      41,838,104   $ 41,838,104
--------------------------------------------------------------
STIC Prime Portfolio(e)              41,838,104     41,838,104
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $83,676,208)                                  83,676,208
--------------------------------------------------------------

TOTAL INVESTMENTS-99.03%
  (Cost $477,060,465)                              709,147,626
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.97%                                  6,913,197
--------------------------------------------------------------
NET ASSETS-100.00%                                $716,060,823
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security fair valued in accordance with procedures established by the Board of Trustees.

(c) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(d) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.

(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS:

Investments, at market value (cost
  $477,060,465)                              $709,147,626
---------------------------------------------------------
Receivables for:
  Investments sold                                299,618
---------------------------------------------------------
  Fund shares sold                              8,630,278
---------------------------------------------------------
  Dividends and interest                          443,497
---------------------------------------------------------
  Due from Advisor                                 14,220
---------------------------------------------------------
Variation margin                                  240,000
---------------------------------------------------------
Other assets                                       67,487
---------------------------------------------------------
    Total assets                              718,842,726
---------------------------------------------------------

LIABILITIES:

Payable for Fund shares reacquired              1,293,978
---------------------------------------------------------
Accrued advisory fees                             410,194
---------------------------------------------------------
Accrued distribution fees                         577,916
---------------------------------------------------------
Accrued accounting service fees                    13,775
---------------------------------------------------------
Accrued transfer agent fees                       155,808
---------------------------------------------------------
Accrued operating expenses                        330,232
---------------------------------------------------------
    Total liabilities                           2,781,903
---------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING  $716,060,823
=========================================================

NET ASSETS:

Class A                                      $428,378,374
=========================================================
Class B                                      $240,149,578
=========================================================
Class C                                      $ 40,530,279
=========================================================
Advisor Class                                $  7,002,592
---------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        13,440,458
=========================================================
Class B                                         7,766,450
=========================================================
Class C                                         1,311,422
=========================================================
Advisor Class                                     216,588
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      31.87
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $31.87 / 94.50%)     $      33.72
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      30.92
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      30.91
=========================================================
Advisor Class:
  Net asset value, redemption and offering
    price per share                          $      32.33
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Dividends                                    $  1,254,596
---------------------------------------------------------
Interest                                        1,456,258
---------------------------------------------------------
Securities lending income                         279,432
---------------------------------------------------------
    Total investment income                     2,990,286
---------------------------------------------------------

EXPENSES:

Advisory and administrative fees                1,875,802
---------------------------------------------------------
Accounting service fees                            71,480
---------------------------------------------------------
Custodian fees                                     76,751
---------------------------------------------------------
Distribution fees -- Class A                      539,031
---------------------------------------------------------
Distribution fees -- Class B                      917,864
---------------------------------------------------------
Distribution fees -- Class C                      102,966
---------------------------------------------------------
Transfer agent fees                               618,873
---------------------------------------------------------
Trustees' fees                                      5,133
---------------------------------------------------------
Other                                             446,018
---------------------------------------------------------
    Total expenses                              4,653,918
---------------------------------------------------------
Less: Expenses paid indirectly                     (6,951)
---------------------------------------------------------
     Fees reimbursed by advisor                   (14,220)
---------------------------------------------------------
     Net expenses                               4,632,747
---------------------------------------------------------
Net investment income (loss)                   (1,642,461)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS:

Net realized gain from:
  Investment securities                        12,628,738
---------------------------------------------------------
  Futures contracts                               494,525
---------------------------------------------------------
                                               13,123,263
---------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                       222,453,296
---------------------------------------------------------
  Futures contracts                               818,250
---------------------------------------------------------
                                              223,271,546
---------------------------------------------------------
    Net gain from investment securities and
       futures contracts                      236,394,809
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $234,752,348
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    1999            1998
                                                                ------------    ------------

OPERATIONS:

  Net investment income (loss)                                  $ (1,642,461)   $  (555,353)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                     13,123,263        988,423
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                             223,271,546      8,890,666
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         234,752,348      9,323,736
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS ON
  INVESTMENT SECURITIES:

  Class A                                                         (6,938,952)      (576,954)
--------------------------------------------------------------------------------------------
  Class B                                                         (4,091,568)      (733,412)
--------------------------------------------------------------------------------------------
  Class C                                                           (691,265)            --
--------------------------------------------------------------------------------------------
  Advisor Class                                                     (114,504)       (30,675)
--------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Class A                                                        270,390,201      9,846,073
--------------------------------------------------------------------------------------------
  Class B                                                        136,647,909      1,291,586
--------------------------------------------------------------------------------------------
  Class C                                                         30,105,480             --
--------------------------------------------------------------------------------------------
  Advisor Class                                                    3,770,311       (600,234)
--------------------------------------------------------------------------------------------
    Net increase in net assets                                   663,829,960     18,520,120
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                             52,230,863     33,710,743
--------------------------------------------------------------------------------------------
  End of period                                                 $716,060,823    $52,230,863
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $483,809,241    $42,095,396
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                          (1,324)            --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (losses) from investment
    securities and futures contracts                                (805,505)       348,602
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                            233,058,411      9,786,865
--------------------------------------------------------------------------------------------
                                                                $716,060,823    $52,230,863
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of four different classes of shares:
Class A shares, Class B shares, Class C shares and Advisor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares are sold without a sales charge. Effective November 8, 1999, the Fund discontinued sales of its shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
    The Fund's investment objective is long-term growth of capital. The Fund invests substantially all of its investable assets in Small Cap Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
    The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through December 31, 1999, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO, Inc., which has a nominal ($100) investment in the Portfolio.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of their financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's and Portfolio's officers in a manner specifically authorized by the Boards of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Boards of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was increased by $1,641,137, undistributed net realized gains decreased by $2,441,081 and paid-in capital increased by $799,944 as a result of differing book/tax reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts -- The Portfolio may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. The Fund pays AIM administration fees at an annual rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM investment management and administration fees at an annual rate of 0.475% on the first $500 million of the Portfolio's average daily net assets, plus 0.45% on the next $500 million of the Portfolio's average daily net assets, plus 0.425% on the next $500 million of the Portfolio's average daily net assets, plus 0.40% on the Portfolio's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75%, 2.40%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B, Class C and Advisor Class shares, respectively. During the year ended December 31, 1999, AIM reimbursed expenses of $14,220.
    Effective July 1, 1999, the Trust entered into a master administrative services agreement with AIM, replacing the prior pricing and accounting agreement. The Fund, pursuant to the master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund and the Portfolio. Prior to July 1, 1999, AIM was the pricing and accounting agent for the Fund and the Portfolio. The monthly fee for these services paid to AIM was a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate was derived based on the aggregate net assets of the funds which comprised the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee was calculated at the rate of 0.03% of the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount was allocated to and paid by each such fund based on its relative average daily net assets. For the year ended December 31, 1999, AIM was paid $71,480 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $376,880 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $539,031, $917,864 and $102,966, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $445,188 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $6,567 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in custodian fees of $6,951 an under expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $6,951 during the year ended December 31, 1999.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. Prior to May 28, 1999, the Fund, along with certain other funds advised and/or administered by AIM, had a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allowed the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund was limited to borrowing up to 33 1/3% of the Fund's total assets.

NOTE 5-PORTFOLIO SECURITIES LOANED

At December 31, 1999, securities with an aggregate value of $45,086,775 were on loan to brokers. The loans were secured by cash collateral of $45,988,734 received by the Portfolio. For the year ended December 31, 1999, the Portfolio received fees of $279,432 for securities lending.
    For international securities, cash collateral is received by the Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. The collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the year ended December 31, 1999 was $469,445,449 and $122,073,002, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $246,144,254
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (14,348,086)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $231,796,168
=========================================================
Cost of investments for tax purposes is $477,351,458.

NOTE 7-FUTURES CONTRACTS

On December 31, 1999, $640,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                  VALUE OF
                        NO. OF       MONTH/     OPEN FUTURES    UNREALIZED
      CONTRACT         CONTRACTS   COMMITMENT    CONTRACTS     APPRECIATION
      --------         ---------   ----------   ------------   ------------
Russell 2000 Index        50       Mar-00/Buy   $12,748,750      $971,250
===========================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                        1999                        1998
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
  Class A                                                     15,474,167   $344,003,621    2,808,949   $ 42,444,424
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      7,141,182    155,840,300    1,807,272     26,359,785
-------------------------------------------------------------------------------------------------------------------
  Class C*                                                     1,410,849     32,179,389           --             --
-------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  212,227      5,059,330       63,569        992,118
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        228,165      6,579,456       35,278        549,813
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        140,437      3,930,835       45,364        690,497
-------------------------------------------------------------------------------------------------------------------
  Class C*                                                        22,964        642,307           --             --
-------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                    3,551        103,864        1,482         23,320
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (3,714,103)   (80,192,876)  (2,155,365)   (33,148,164)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,104,856)   (23,123,226)  (1,772,161)   (25,758,696)
-------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (122,391)    (2,716,216)          --             --
-------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (59,938)    (1,392,883)    (114,990)    (1,615,672)
-------------------------------------------------------------------------------------------------------------------
                                                              19,632,254   $440,913,901      719,398   $ 10,537,425
===================================================================================================================

* Class C Shares commenced sales on May 3, 1999.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B, and Advisor Class outstanding during each of the years in the four-year period ended December 31, 1999 and the period October 18, 1995 (date operations commenced) through December 31, 1995 and for a share of Class C outstanding during the period May 3, 1999 (date sales commenced) through December 31, 1999.

                                                                                   CLASS A
                                                             --------------------------------------------------
                                                             1999(a)      1998(a)   1997(a)   1996(a)   1995(a)
                                                             --------     -------   -------   -------   -------
Net asset value, beginning of period                         $  17.03     $ 14.27   $ 12.52   $11.80    $11.43
------------------------------------------------------------ --------     -------   -------   ------    ------
Income from investment operations:
  Net investment income (loss)                                 (0.09)       (0.19)    (0.18)   (0.05)     0.04
------------------------------------------------------------ --------     -------   -------   ------    ------
  Net gains on securities (both realized and unrealized)        15.47        3.45      2.20     1.69      0.33
------------------------------------------------------------ --------     -------   -------   ------    ------
    Total from investment operations                            15.38        3.26      2.02     1.64      0.37
------------------------------------------------------------ --------     -------   -------   ------    ------
Less distributions from net realized gains                     (0.54)       (0.50)    (0.27)   (0.92)       --
------------------------------------------------------------ --------     -------   -------   ------    ------
Net asset value, end of period                               $  31.87     $ 17.03   $ 14.27   $12.52    $11.80
============================================================ ========     =======   =======   =======   =======
Total return(b)                                                 90.64%      23.15%    16.23%   13.81%     3.24%
============================================================ ========     =======   =======   =======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $428,378     $24,737   $10,896   $8,448    $1,931
============================================================ ========     =======   =======   =======   =======
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                         1.54%(c)    1.76%     1.92%    2.00%      2.00%(d)
------------------------------------------------------------ --------     -------   -------   ------    ------
  Without fee waivers and/or reimbursements                      1.54%(c)    2.20%     2.52%    3.09%     24.20%(d)
============================================================ ========     =======   =======   =======   =======
Ratio of net investment income (loss) to average net assets:
  With fee waivers and/or reimbursements                        (0.38)%(c)  (1.29)%   (1.40)%  (0.38)%    1.68%(d)
------------------------------------------------------------ --------     -------   -------   ------    ------
  Without fee waivers and/or reimbursements                     (0.38)%(c)  (1.73)%   (2.00)%  (1.47)%  (20.52)%(d)
============================================================ ========     =======   =======   =======   =======
Portfolio turnover rate                                            56%        190%      233%     150%       --
============================================================ ========     =======   =======   =======   =======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $154,008,731.
(d) Annualized.

                                                               CLASS B                              CLASS C
                                           ------------------------------------------------   --------------------
                                                                                                  MAY 3, 1999
                                                                                                    THROUGH
                                           1999(a)    1998(a)   1997(a)   1996(a)   1995(a)   DECEMBER 31, 1999(a)
                                           --------   -------   -------   -------   -------   --------------------
Net asset value, beginning of period       $  16.64   $14.06    $12.42    $11.78    $11.43          $ 19.03
----------------------------------------   --------   -------   -------   -------   ------          -------
Income from investment operations:
 Net investment income (loss)                 (0.24)   (0.29)    (0.26)    (0.14)     0.02            (0.17)
----------------------------------------   --------   -------   -------   -------   ------          -------
 Net gains on securities (both realized
   and unrealized)                            15.06     3.37      2.17      1.70      0.33            12.59
----------------------------------------   --------   -------   -------   -------   ------          -------
   Total from investment operations           14.82     3.08      1.91      1.56      0.35            12.42
----------------------------------------   --------   -------   -------   -------   ------          -------
Less distributions from net realized
 gains                                        (0.54)   (0.50)    (0.27)    (0.92)       --            (0.54)
----------------------------------------   --------   -------   -------   -------   ------          -------
Net asset value, end of period             $  30.92   $16.64    $14.06    $12.42    $11.78          $ 30.91
========================================   ========   =======   =======   =======   ======          =======
Total return(b)                               89.40%   22.22%    15.47%    13.14%     3.06%           65.56%
========================================   ========   =======   =======   =======   ======          =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $240,150   $26,448   $21,222   $10,694   $2,024          $40,530
========================================   ========   =======   =======   =======   ======          =======
Ratio of expenses to average net assets:
 With fee waivers and/or reimbursements        2.19%(c)  2.40%     2.57%     2.65%    2.65%(e)         2.19%(d)
========================================   ========   =======   =======   =======   ======          =======
 Without fee waivers and/or
   reimbursements                              2.19%(c)  2.85%     3.17%     3.74%   24.85%(e)         2.19%(d)
========================================   ========   =======   =======   =======   ======          =======
Ratio of net investment income (loss) to
 average net assets:
 With fee waivers and/or reimbursements       (1.03)%(c)(1.96)%   (2.05)%   (1.03)%   1.03%(e)        (1.03)%(d)
========================================   ========   =======   =======   =======   ======          =======
 Without fee waivers and/or
   reimbursements                             (1.03)%(c)(2.40)%   (2.65)%   (2.12)% (21.17)%(e)       (1.03)%(d)
========================================   ========   =======   =======   =======   ======          =======
Portfolio turnover rate                          56%      190%      233%      150%      --               56%
========================================   ========   =======   =======   =======   ======          =======

                                                           ADVISOR CLASS
                                          -----------------------------------------------

                                          1999(a)   1998(a)   1997(a)    1996     1995(a)
                                          -------   -------   -------   -------   -------
Net asset value, beginning of period      $17.21    $14.39    $12.58    $11.81    $ 11.43
----------------------------------------  ------    ------    ------    ------    -------
Income from investment operations:
 Net investment income (loss)              (0.01)    (0.14)    (0.14)     0.00       0.05
----------------------------------------  ------    ------    ------    ------    -------
 Net gains on securities (both realized
   and unrealized)                         15.67      3.46      2.22      1.69       0.33
----------------------------------------  ------    ------    ------    ------    -------
   Total from investment operations        15.66      3.32      2.08      1.69       0.38
----------------------------------------  ------    ------    ------    ------    -------
Less distributions from net realized
 gains                                     (0.54)    (0.50)    (0.27)    (0.92)        --
----------------------------------------  ------    ------    ------    ------    -------
Net asset value, end of period            $32.33    $17.21    $14.39    $12.58    $ 11.81
========================================  ======    ======    ======    ======    =======
Total return(b)                            91.32%    23.38%    16.63%    14.22%      3.32%
========================================  ======    ======    ======    ======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $7,003    $1,045    $1,592    $  435    $    52
========================================  ======    ======    ======    ======    =======
Ratio of expenses to average net assets:
 With fee waivers and/or reimbursements     1.19%(c)   1.40%    1.57%     1.65%      1.65%(e)
========================================  ======    ======    ======    ======    =======
 Without fee waivers and/or
   reimbursements                           1.19%(c)   1.84%    2.17%     2.74%     23.85%(e)
========================================  ======    ======    ======    ======    =======
Ratio of net investment income (loss) to
 average net assets:
 With fee waivers and/or reimbursements    (0.03)%(c)  (0.95)%  (1.05)%  (0.03)%     2.03%(e)
========================================  ======    ======    ======    ======    =======
 Without fee waivers and/or
   reimbursements                          (0.03)%(c)  (1.39)%  (1.65)%  (1.12)%   (20.17)%(e)
========================================  ======    ======    ======    ======    =======
Portfolio turnover rate                       56%      190%      233%      150%        --
========================================  ======    ======    ======    ======    =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $91,786,448 for Class B and $2,639,553 for Advisor Class.
(d) Ratios are annualized and based on average net assets of $15,466,094.
(e) Annualized.

NOTE 10-SUBSEQUENT EVENT

On November 3, 1999, the Board of Trustees approved the conversion of Advisor Class Shares into Class A Shares. The effective date of this conversion was February 11, 2000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Small Cap Growth Fund

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Cap Growth Fund (hereafter referred to as the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                       PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 16, 2000



BOARD OF TRUSTEES                                      OFFICERS                               OFFICE OF THE FUND
C. Derek Anderson                                      Robert H. Graham                       11 Greenway Plaza
Senior Managing Partner, Plantagenet Capital           Chairman and President                 Suite 100
Management, LLC (an investment                                                                Houston, TX 77046
partnership); Chief Executive Officer,                 Dana R. Sutton
Plantagenet Holdings, Ltd.                             Vice President and Treasurer           INVESTMENT MANAGER
(an investment banking firm)
                                                       Samuel D. Sirko                        A I M Advisors, Inc.
Frank S. Bayley                                        Vice President and Secretary           11 Greenway Plaza
Partner, law firm of                                                                          Suite 100
Baker & McKenzie                                       Melville B. Cox                        Houston, TX 77046
                                                       Vice President
Robert H. Graham                                                                              TRANSFER AGENT
President and Chief Executive Officer,                 Gary T. Crum
A I M Management Group Inc.                            Vice President                         A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Ruth H. Quigley                                        Carol F. Relihan                       Houston, TX 77210-4739
Private Investor                                       Vice President
                                                                                              CUSTODIAN
                                                       Mary J. Benson
                                                       Assistant Vice President and           State Street Bank and Trust Company
                                                       Assistant Treasurer                    225 Franklin Street
                                                                                              Boston, MA 02110
                                                       Sheri Morris
                                                       Assistant Vice President and           COUNSEL TO THE FUND
                                                       Assistant Treasurer
                                                                                              Kirkpatrick & Lockhart LLP
                                                       Nancy L. Martin                        1800 Massachusetts Avenue, N.W.
                                                       Assistant Secretary                    Washington, D.C. 20036-1800

                                                       Ofelia M. Mayo                         COUNSEL TO THE TRUSTEES
                                                       Assistant Secretary
                                                                                              Paul, Hastings, Janofsky & Walker LLP
                                                       Kathleen J. Pflueger                   Twenty Third Floor
                                                       Assistant Secretary                    555 South Flower Street
                                                                                              Los Angeles, CA 90071

                                                                                              DISTRIBUTOR

                                                                                              A I M Distributors, Inc.
                                                                                              11 Greenway Plaza
                                                                                              Suite 100
                                                                                              Houston, TX 77046

                                                                                              AUDITORS

                                                                                              PricewaterhouseCoopers LLP
                                                                                              160 Federal St.
                                                                                              Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

AIM Small Cap Growth Fund paid ordinary dividends in the amount of $0.5397 per share to shareholders during its tax year ended December 31, 1999. Of these amounts 9.24% is eligible for the dividends received deduction for corporations.

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                 MONEY MARKET FUNDS                          A I M Management Group Inc. has provided
                                             AIM Money Market Fund                       leadership in the mutual fund industry
AIM Aggressive Growth Fund                   AIM Tax-Exempt Cash Fund                    since 1976 and managed approximately $160
AIM Blue Chip Fund                                                                       billion in assets for more than 6.6
AIM Capital Development Fund                 INTERNATIONAL GROWTH FUNDS                  million shareholders, including individual
AIM Constellation Fund(1)                    AIM Advisor International Value Fund        investors, corporate clients and Financial
AIM Dent Demographic Trends Fund             AIM Asian Growth Fund                       institutions, as of December 31, 1999.
AIM Large Cap Growth Fund                    AIM Developing Markets Fund                     The AIM Family of Funds--Registered
AIM Mid Cap Equity Fund                      AIM Euroland Growth Fund(4)                 Trademark-- is distributed nationwide, and
AIM Mid Cap Growth Fund                      AIM European Development Fund               AIM today is the eighth-largest mutual
AIM Mid Cap Opportunities Fund               AIM International Equity Fund               fund complex in the United States in
AIM Select Growth Fund                       AIM Japan Growth Fund                       assets under management, according to
AIM Small Cap Growth Fund(2)                 AIM Latin American Growth Fund              Strategic Insight, an independent mutual
AIM Small Cap Opportunities Fund(3)          AIM New Pacific Growth Fund                 fund monitor.
AIM Value Fund AIM Weingarten Fund
                                             GLOBAL GROWTH FUNDS
GROWTH & INCOME FUNDS                        AIM Global Aggressive Growth Fund
                                             AIM Global Growth Fund
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund             GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Real Estate Fund                 AIM Global Growth & Income Fund
AIM Balanced Fund                            AIM Global Utilities Fund
AIM Basic Value Fund
AIM Charter Fund                             GLOBAL INCOME FUNDS
                                             AIM Emerging Markets Debt Fund
INCOME FUNDS                                 AIM Global Government Income Fund
AIM Floating Rate Fund                       AIM Global Income Fund
AIM High Yield Fund                          AIM Strategic Income Fund
AIM High Yield Fund II
AIM Income Fund                              THEME FUNDS
AIM Intermediate Government Fund             AIM Global Consumer Products and Services Fund
AIM Limited Maturity Treasury Fund           AIM Global Financial Services Fund
                                             AIM Global Health Care Fund
TAX-FREE INCOME FUNDS                        AIM Global Infrastructure Fund
AIM High Income Municipal Fund               AIM Global Resources Fund
AIM Municipal Bond Fund                      AIM Global Telecommunications and Technology Fund(5)
AIM Tax-Exempt Bond Fund of Connecticut      AIM Global Trends Fund(6)
AIM Tax-Free Intermediate Fund


(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (3) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (4) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (5) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your Financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after April 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

                                                         [AIM LOGO APPEARS HERE]

                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--


[DALBAR LOGO APPEARS HERE]



AIM DISTRIBUTORS, INC.                                                  SCG AR-1